Consolidated and Combined Carve-Out Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Operating revenues
Time charter revenues	$ 329,190		$ 286,630		$ 225,452
Total operating revenues	329,190		286,630		225,452
Operating expenses
Vessel operating expenses	52,390	[1]	45,474	[1]	39,212	[1]
Voyage and charter-hire expenses	5,239		4,471		785
Administrative expenses	5,194	[2]	7,269	[2]	8,235	[2]
Depreciation and amortization	66,336		51,167		45,316
Total operating expenses	129,159		108,381		93,548
Operating income (loss)	200,031		178,249		131,904
Financial income (expenses)
Interest income	1,097		1,797		1,640
Interest expense	(43,195)		(38,090)		(19,581)
Other financial items, net	(1,661)		(5,389)		(18,521)
Net financial expenses	(43,759)		(41,682)		(36,462)
Income (loss) before equity in net losses of affiliates, income taxes and non-controlling interests	156,272		136,567		95,442
Income taxes	(5,453)		(9,426)		(45)
Net income (loss)	150,819		127,141	[3]	95,397
Net (income) loss attributable to non-controlling interests	(9,523)		(10,723)		(9,863)
Net income attributable to Golar LNG Partners LP Owners	141,296		116,418		85,534
Dropdown Predecessors Interest Net Income Loss	0		28,015		21,937
Per common share amounts:
Cash dividends declared and paid (in dollars per share)	$ 2.05	[4]	$ 1.78	[4]	$ 0.73	[4]
Costs and Expenses, Related Party	6,701	[5]	4,222	[5]	4,146	[5]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	$ 2,569	[6]	$ 2,876	[6]	$ 1,576	[6]
Common Units [Member]
Per common share amounts:
Earnings Per Share, Basic and Diluted			$ 2.08		$ 1.89
Common Units [Member]
Per common share amounts:
Earnings Per Share, Basic and Diluted	$ 2.31		$ 2.08		$ 1.89

[1]	This includes related party ship management fee recharges of $6.7 million, $4.2 million and $4.1 million for the years ended December 31, 2013, 2012 and 2011, respectively. See note 24.
[2]	This includes related party management and administrative fee recharges of $2.6 million, $2.9 million and $1.6 million for the years ended December 31, 2013, 2012 and 2011, respectively. See note 24.
[3]	The post acquisition net income in 2012 relating to the NR Satu (from July 19, 2012 to December 31, 2012) and the Golar Grand (from November 8, 2012 to December 31, 2012) included within net income amounted to $11.5 million and $4.8 million, respectively.
[4]	Refers to cash distributions declared and paid during the period.
[5]	Ship management fees - Golar and certain of its affiliates charged ship management fees to us for the provision of technical and commercial management of the vessels. Each of our vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.
[6]	Management and administrative services agreement - On March 30, 2011, we entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to us certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. We may terminate the agreement by providing 120 days written notice.